Consolidated Statements of Income - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross revenue	$ 190,485,000			$ 377,277,000
Contingent consideration			$ (19,297,000)		$ (29,367,000)
Net revenue	190,485,000			377,277,000
Expenses
Employee compensation and benefits	95,995,000			173,268,000
Depreciation and amortization	34,292,000			67,795,000
Technology and communications	9,519,000			19,559,000
General and administrative	9,365,000			18,454,000
Professional fees	6,738,000			13,709,000
Occupancy	3,621,000			7,260,000
Total expenses	159,530,000			300,045,000
Operating income	30,955,000			77,232,000
Net interest income	175,000			1,033,000
Income before taxes	31,130,000			78,265,000
Provision for income taxes	(6,314,000)			(11,097,000)
Net income	24,816,000			67,168,000
Less: Pre-IPO net income attributable to Tradeweb Markets LLC				42,352,000
Net income attributable to Tradeweb Markets Inc. and non-controlling interests	24,816,000			24,816,000
Less: Net income attributable to non-controlling interests	11,988,000			11,988,000
Net income attributable to Tradeweb Markets Inc.	$ 12,828,000			$ 12,828,000
Earnings per share
Basic	$ 0.09			$ 0.09
Diluted	$ 0.09			$ 0.09
Weighted average interests outstanding
Basic	142,933,192			142,933,192
Diluted	150,847,183			150,847,183
Transaction fees
Revenues
Gross revenue	$ 103,952,000			$ 206,592,000
Subscription fees
Revenues
Gross revenue	34,566,000			69,011,000
Commissions
Revenues
Gross revenue	36,413,000			70,610,000
Refinitiv market data fees
Revenues
Gross revenue	13,385,000			27,001,000
Other
Revenues
Gross revenue	$ 2,169,000			$ 4,063,000
Successor
Earnings per share
Basic				$ 0.09
Diluted	$ 0.09			$ 0.09
Weighted average interests outstanding
Basic				142,933,192
Diluted	150,847,183			150,847,183
Predecessor
Revenues
Gross revenue			171,015,000		340,518,000
Contingent consideration			(19,297,000)		(29,367,000)
Net revenue			151,718,000		311,151,000
Expenses
Employee compensation and benefits			68,407,000		139,977,000
Depreciation and amortization			16,178,000		32,446,000
Technology and communications			9,023,000		17,486,000
General and administrative			7,153,000		13,670,000
Professional fees			7,276,000		12,814,000
Occupancy			3,519,000		7,241,000
Total expenses			111,556,000		223,634,000
Operating income			40,162,000		87,517,000
Net interest income			582,000		1,053,000
Income before taxes			40,744,000		88,570,000
Provision for income taxes			(1,847,000)		(4,365,000)
Net income			38,897,000		84,205,000
Predecessor | Transaction fees
Revenues
Gross revenue			91,030,000		181,169,000
Predecessor | Subscription fees
Revenues
Gross revenue			37,647,000		73,973,000
Predecessor | Commissions
Revenues
Gross revenue			27,553,000		55,436,000
Predecessor | Refinitiv market data fees
Revenues
Gross revenue			12,081,000		24,318,000
Predecessor | Other
Revenues
Gross revenue			2,704,000		5,622,000
Tradeweb Markets LLC
Expenses
Less: Pre-IPO net income attributable to Tradeweb Markets LLC				$ 42,352,000
Net income attributable to Tradeweb Markets Inc.				$ 42,352,000
Earnings per share
Basic				$ 0.19
Diluted				$ 0.19
Weighted average interests outstanding
Basic				222,222,197
Diluted				223,320,457
Tradeweb Markets LLC | Successor
Revenues
Gross revenue		$ 178,637,000
Net revenue		178,637,000
Expenses
Employee compensation and benefits		80,436,000
Depreciation and amortization		33,020,000
Technology and communications		9,907,000
General and administrative		11,837,000
Professional fees		8,194,000
Occupancy		3,308,000
Total expenses		146,702,000
Operating income		31,935,000
Net interest income		787,000
Income before taxes		32,722,000
Provision for income taxes		(3,415,000)
Net income		29,307,000
Net income attributable to Tradeweb Markets Inc.		$ 29,307,000
Earnings per share
Basic		$ 0.13		$ 0.19
Diluted		$ 0.13		$ 0.19
Weighted average interests outstanding
Basic		222,221,628		222,222,197
Diluted		222,243,851		223,320,457
Tradeweb Markets LLC | Successor | Transaction fees
Revenues
Gross revenue		$ 97,130,000
Tradeweb Markets LLC | Successor | Subscription fees
Revenues
Gross revenue		33,052,000
Tradeweb Markets LLC | Successor | Commissions
Revenues
Gross revenue		32,840,000
Tradeweb Markets LLC | Successor | Refinitiv market data fees
Revenues
Gross revenue		13,467,000
Tradeweb Markets LLC | Successor | Other
Revenues
Gross revenue		$ 2,148,000
Tradeweb Markets LLC | Predecessor
Revenues
Gross revenue						$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration						(26,830,000)	(58,520,000)	(26,224,000)
Net revenue						478,941,000	504,448,000	492,180,000
Expenses
Employee compensation and benefits						209,053,000	248,963,000	228,584,000
Depreciation and amortization						48,808,000	68,615,000	80,859,000
Technology and communications						26,598,000	30,013,000	28,239,000
General and administrative						23,056,000	33,973,000	27,392,000
Professional fees						20,360,000	19,351,000	18,158,000
Occupancy						10,732,000	14,441,000	15,817,000
Total expenses						338,607,000	415,356,000	399,049,000
Operating income						140,334,000	89,092,000	93,131,000
Net interest income						1,726,000	1,140,000	644,000
Income before taxes						142,060,000	89,777,000	92,436,000
Provision for income taxes						(11,900,000)	(6,129,000)	725,000
Net income						130,160,000	83,648,000	93,161,000
Less: Pre-IPO net income attributable to Tradeweb Markets LLC			38,897,000		84,205,000
Net income attributable to Tradeweb Markets Inc.			$ 38,897,000		$ 84,205,000	$ 130,160,000	$ 83,648,000	$ 93,161,000
Earnings per share
Basic			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Diluted			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Weighted average interests outstanding
Basic			213,435,314		213,435,314	215,365,920	212,568,635	210,979,704
Diluted			213,435,314		213,435,314	215,365,920	212,568,635	210,979,704
Tradeweb Markets LLC | Predecessor | Transaction fees
Revenues
Gross revenue						$ 273,751,000	$ 267,020,000	$ 230,171,000
Tradeweb Markets LLC | Predecessor | Subscription fees
Revenues
Gross revenue						107,130,000	144,409,000	141,419,000
Tradeweb Markets LLC | Predecessor | Commissions
Revenues
Gross revenue						79,830,000	96,745,000	91,663,000
Tradeweb Markets LLC | Predecessor | Refinitiv market data fees
Revenues
Gross revenue						36,851,000	50,125,000	50,564,000
Tradeweb Markets LLC | Predecessor | Other
Revenues
Gross revenue						$ 8,209,000	$ 4,669,000	$ 4,587,000